U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number  811-04250
                                    -----------------------

Seligman Municipal Series Trust on behalf of its:
-------------------------------------------------
Seligman California Municipal Quality Series
Seligman California Municipal High Yield Series
Seligman Florida Municipal Series
Seligman North Carolina Municipal Series
(Exact name of registrant as specified charter)

100 Park Avenue, New York, NY  10017
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(Address of principal executive offices) (Zip code)

Lawrence P. Vogel, Treasurer
100 Park Avenue, New York, NY  10017
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(Name and address of agent for service)

Registrant's telephone number, including area code: 212-850-1864
                                                    Toll Free:  800-221-2450

Date of fiscal year end:  9/30
Date of reporting period:  7/1/2006 - 6/30/2007

================= SELIGMAN CALIFORNIA MUNICIPAL QUALITY SERIES =================

The Registrant did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

=============== SELIGMAN CALIFORNIA MUNICIPAL HIGH YIELD SERIES ================

The Registrant did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

====================== SELIGMAN FLORIDA MUNICIPAL SERIES =======================

The Registrant did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

=================== SELIGMAN NORTH CAROLINA MUNICIPAL SERIES ===================

The Registrant did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

                         SELIGMAN MUNICIPAL SERIES TRUST
                  Seligman California Municipal Quality Series
                 Seligman California Municipal High Yield Series
                        Seligman Florida Municipal Series
                    Seligman North Carolina Municipal Series

Pursuant to this requirement of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized on the 20th of August, 2007.


Signature                        Title
-----------------------------    ------------------------------------

/s/ Brian T. Zino                President, Director and Chief Executive Officer
-----------------------------    (Principal Executive Officer)
Brian T. Zino